Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 6,668
2023	6,583
2024	6,592
2025	6,388
2026	6,388
2027 and thereafter	26,784
Total	$ 59,403